Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Research and development includes amounts owed by related parties	$ 3,042,762	$ 900,000
Interest expense on DFA includes amounts owed to related party	$ 24,698,653	$ 13,462,160